Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Statement [Line Items]
Net Income		$ 1,592	$ 1,194	$ 1,510
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period (2)	[1]	(20)	(29)	(14)
Other comprehensive income net of tax OCI debt financial assets		90	38	173
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period (3)	[2]	210	(36)	757
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period (4)	[3]	24	21	37
Other comprehensive income net of tax cash flow hedges		234	(15)	794
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		209	35	(25)
Unrealized gains (losses) on hedges of net foreign operations (5)	[4]	(47)	(17)	13
Other comprehensive income, net of taxes, translation of net foreign operations		162	18	(12)
Items that will not be reclassified to net income
(Losses) on remeasurement of pension and other employee future benefit plans (6)	[5]	(128)	(169)	(148)
Gains (losses) on remeasurement of own credit risk on financial liabilities designed at fair value (7)	[6]	(70)	63	79
Items that will not be reclassified to net income		(198)	(105)	(69)
Other Comprehensive Income (Loss), net of taxes		288	(64)	886
Total Comprehensive Income attributable to Equity Holders of the Bank		1,880	1,130	2,396
Debt securities [member]
Statement [Line Items]
Unrealized gains on securities measured at fair value through OCI	[7]	$ 110	67	$ 187
Equity securities [member]
Statement [Line Items]
Unrealized gains on securities measured at fair value through OCI	[8]		$ 1

[1]	Net of income tax provision of $7 million, $11 million, $5 million for the three months ended.
[2]	Net of income tax (provision) recovery of $(76) million, $15 million, $(274) million for the three months ended.
[3]	Net of income tax (recovery) of $(9) million, $(7) million, $(13) million for the three months ended.
[4]	Net of income tax (provision) recovery of $17 million, $6 million, $(5) million for the three months ended.
[5]	Net of income tax recovery of $46 million, $58 million, $54 million for the three months ended.
[6]	Net of income tax (provision) recovery of $25 million, $(23) million, $(29) million for the three months ended.
[7]	Net of income tax (provision) of $(38) million, $(23) million, $(61) million for the three months ended.
[8]	Net of income tax (provision) of $nil, $(1) million and $nil for the three months ended.